Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 107.0%(1)
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 1.8%
________________________________________________________________________________________________________
Airbus SE	98,853	$14,517,940
CAE, Inc.	365,730	10,846,987
________________________________________________________________________________________________________
		$25,364,927
________________________________________________________________________________________________________
Banks — 9.9%
________________________________________________________________________________________________________
Banco Santander SA	2,938,656	$11,580,924
Canadian Imperial Bank of Commerce	136,214	11,107,915
Citigroup, Inc.	187,800	13,974,198
Danske Bank A/S	960,423	16,032,608
HSBC Holdings PLC	1,302,298	9,467,942
ING Groep NV	682,856	7,413,908
KBC Group NV	63,562	4,663,882
KeyCorp	602,140	11,266,039
Nordea Bank Abp	1,451,960	11,453,580
Skandinaviska Enskilda Banken AB, Class A	1,186,544	11,725,336
Svenska Handelsbanken AB, Class A	1,183,319	11,593,219
Swedbank AB, Class A	801,371	12,304,033
UniCredit SpA	461,941	6,170,285
________________________________________________________________________________________________________
		$138,753,869
________________________________________________________________________________________________________
Beverages — 2.4%
________________________________________________________________________________________________________
Anheuser-Busch InBev SA/NV	121,508	$9,166,563
Coca-Cola Co. (The)	223,419	13,047,669
Diageo PLC	290,916	11,503,721
________________________________________________________________________________________________________
		$33,717,953
________________________________________________________________________________________________________
Biotechnology — 0.8%
________________________________________________________________________________________________________
CSL, Ltd.	54,625	$11,234,647
________________________________________________________________________________________________________
		$11,234,647
________________________________________________________________________________________________________
Building Products — 0.9%
________________________________________________________________________________________________________
Assa Abloy AB, Class B	524,952	$12,460,411
________________________________________________________________________________________________________
		$12,460,411
________________________________________________________________________________________________________
Capital Markets — 0.8%
________________________________________________________________________________________________________
Morgan Stanley	213,600	$11,162,736
________________________________________________________________________________________________________
		$11,162,736
________________________________________________________________________________________________________
Chemicals — 1.9%
________________________________________________________________________________________________________
BASF SE	103,259	$6,969,638
Chr. Hansen Holding A/S	107,002	7,963,382
Sika AG	63,952	11,500,194
________________________________________________________________________________________________________
		$26,433,214
________________________________________________________________________________________________________
Construction & Engineering — 0.5%
________________________________________________________________________________________________________
Abengoa SA, Class A(2)	311,491	$6,787
Abengoa SA, Class B(2)	3,220,895	34,592
Skanska AB, Class B	295,686	6,844,162
________________________________________________________________________________________________________
		$6,885,541
________________________________________________________________________________________________________
Consumer Finance — 1.2%
________________________________________________________________________________________________________
Capital One Financial Corp.	119,876	$11,963,625
OneMain Holdings, Inc.	121,625	5,153,251
________________________________________________________________________________________________________
		$17,116,876
________________________________________________________________________________________________________
Diversified Financial Services — 2.4%
________________________________________________________________________________________________________
Berkshire Hathaway, Inc., Class B(2)	66,586	$14,943,896
ORIX Corp.	1,159,258	19,582,721
________________________________________________________________________________________________________
		$34,526,617
________________________________________________________________________________________________________
Diversified Telecommunication Services — 0.8%
________________________________________________________________________________________________________
Deutsche Telekom AG	700,988	$11,353,059
________________________________________________________________________________________________________
		$11,353,059
________________________________________________________________________________________________________
Electric Utilities — 3.8%
________________________________________________________________________________________________________
Enel SpA	972,770	$8,478,969
Fortum Oyj	620,406	15,013,758
Iberdrola SA	1,023,500	11,198,458
NextEra Energy, Inc.	71,203	19,096,645
________________________________________________________________________________________________________
		$53,787,830
________________________________________________________________________________________________________
Electrical Equipment — 2.0%
________________________________________________________________________________________________________
ABB, Ltd.	163,486	$3,806,270
Melrose Industries PLC	7,752,092	23,757,749
________________________________________________________________________________________________________
		$27,564,019
________________________________________________________________________________________________________
Electronic Equipment, Instruments & Components — 2.2%
________________________________________________________________________________________________________
CDW Corp.	56,690	$7,395,210
Keyence Corp.	48,095	16,167,465
Murata Manufacturing Co., Ltd.	121,579	6,883,170
________________________________________________________________________________________________________
		$30,445,845
________________________________________________________________________________________________________
Energy Equipment & Services — 0.5%
________________________________________________________________________________________________________
Schlumberger, Ltd.	219,164	$7,344,186
________________________________________________________________________________________________________
		$7,344,186
________________________________________________________________________________________________________
Entertainment — 1.9%
________________________________________________________________________________________________________
Nintendo Co., Ltd.	21,951	$8,074,799
Walt Disney Co. (The)	138,549	19,162,712
________________________________________________________________________________________________________
		$27,237,511
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 1.8%
________________________________________________________________________________________________________
American Tower Corp.	54,361	$12,597,618
Equity Residential	76,799	6,380,461
Simon Property Group, Inc.	50,504	6,724,608
________________________________________________________________________________________________________
		$25,702,687
________________________________________________________________________________________________________
Food Products — 2.4%
________________________________________________________________________________________________________
Mondelez International, Inc., Class A	238,700	$13,696,606
Nestle SA	180,907	19,952,704
________________________________________________________________________________________________________
		$33,649,310
________________________________________________________________________________________________________
Gas Utilities — 0.4%
________________________________________________________________________________________________________
Snam SpA	1,048,771	$5,621,056
________________________________________________________________________________________________________
		$5,621,056
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 4.2%
________________________________________________________________________________________________________
Baxter International, Inc.	135,680	$12,105,370
Boston Scientific Corp.(2)	349,541	14,635,282
Danaher Corp.	75,023	12,068,950
Intuitive Surgical, Inc.(2)	20,876	11,685,967
Straumann Holding AG	9,811	9,351,180
________________________________________________________________________________________________________
		$59,846,749
________________________________________________________________________________________________________
Health Care Providers & Services — 0.8%
________________________________________________________________________________________________________
Anthem, Inc.	42,318	$11,226,119
________________________________________________________________________________________________________
		$11,226,119
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 1.6%
________________________________________________________________________________________________________
Compass Group PLC	480,775	$11,885,818
Sodexo SA	105,182	11,013,059
________________________________________________________________________________________________________
		$22,898,877
________________________________________________________________________________________________________
Industrial Conglomerates — 2.2%
________________________________________________________________________________________________________
DCC PLC	142,207	$11,482,071
Siemens AG	160,480	19,793,298
________________________________________________________________________________________________________
		$31,275,369
________________________________________________________________________________________________________
Insurance — 4.2%
________________________________________________________________________________________________________
AIA Group, Ltd.	1,290,242	$12,784,938
Aviva PLC	2,268,852	11,889,895
Chubb, Ltd.	46,753	7,105,988
Gjensidige Forsikring ASA	245,118	5,342,166
Progressive Corp. (The)	141,898	11,449,750
Prudential PLC	561,399	9,981,881
________________________________________________________________________________________________________
		$58,554,618
________________________________________________________________________________________________________
Interactive Media & Services — 5.7%
________________________________________________________________________________________________________
Alphabet, Inc., Class C(2)	34,221	$49,080,785
Facebook, Inc., Class A(2)	98,970	19,983,032
Tencent Holdings, Ltd.	221,301	10,553,883
________________________________________________________________________________________________________
		$79,617,700
________________________________________________________________________________________________________
Internet & Direct Marketing Retail — 3.0%
________________________________________________________________________________________________________
Amazon.com, Inc.(2)	20,831	$41,843,646
________________________________________________________________________________________________________
		$41,843,646
________________________________________________________________________________________________________
IT Services — 2.7%
________________________________________________________________________________________________________
Amadeus IT Group SA	289,423	$22,692,518
Visa, Inc., Class A	78,342	15,587,708
________________________________________________________________________________________________________
		$38,280,226
________________________________________________________________________________________________________
Leisure Products — 0.9%
________________________________________________________________________________________________________
Yamaha Corp.	242,346	$12,380,703
________________________________________________________________________________________________________
		$12,380,703
________________________________________________________________________________________________________
Life Sciences Tools & Services — 0.6%
________________________________________________________________________________________________________
Lonza Group AG	20,493	$8,416,265
________________________________________________________________________________________________________
		$8,416,265
________________________________________________________________________________________________________
Machinery — 7.7%
________________________________________________________________________________________________________
Gardner Denver Holdings, Inc.(2)	424,282	$14,981,397
ITT, Inc.	209,592	14,059,431
Komatsu, Ltd.	550,108	12,163,448
Sandvik AB	751,549	13,717,037
SKF AB, Class B	409,326	7,492,556
SMC Corp.	23,033	9,942,634
Stanley Black & Decker, Inc.	124,605	19,853,315
Valmet Oyj	138,347	2,992,684
Xylem, Inc.	168,235	13,738,070
________________________________________________________________________________________________________
		$108,940,572
________________________________________________________________________________________________________
Metals & Mining — 1.0%
________________________________________________________________________________________________________
Rio Tinto, Ltd.	226,168	$14,675,663
________________________________________________________________________________________________________
		$14,675,663
________________________________________________________________________________________________________
Multi-Utilities — 0.8%
________________________________________________________________________________________________________
CMS Energy Corp.	159,795	$10,947,556
________________________________________________________________________________________________________
		$10,947,556
________________________________________________________________________________________________________
Multiline Retail — 0.5%
________________________________________________________________________________________________________
Wesfarmers, Ltd.	255,217	$7,657,022
________________________________________________________________________________________________________
		$7,657,022
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 3.5%
________________________________________________________________________________________________________
ConocoPhillips	234,660	$13,945,844
EOG Resources, Inc.	145,882	10,636,257
Exxon Mobil Corp.	185,993	11,553,885
Phillips 66	136,526	12,474,380
________________________________________________________________________________________________________
		$48,610,366
________________________________________________________________________________________________________
Paper & Forest Products — 0.6%
________________________________________________________________________________________________________
Stora Enso Oyj	603,276	$7,830,822
________________________________________________________________________________________________________
		$7,830,822
________________________________________________________________________________________________________
Personal Products — 1.4%
________________________________________________________________________________________________________
Unilever PLC	323,409	$19,291,774
________________________________________________________________________________________________________
		$19,291,774
________________________________________________________________________________________________________
Pharmaceuticals — 8.0%
________________________________________________________________________________________________________
Eli Lilly & Co.	99,264	$13,861,225
GlaxoSmithKline PLC	576,523	13,536,420
Novartis AG(2)	245,286	23,171,702
Novo Nordisk A/S, Class B	208,555	12,695,087
Orion Oyj, Class B	63,804	3,014,547
Roche Holding AG	34,110	11,442,825
Sanofi	183,942	17,739,057
Zoetis, Inc.	125,503	16,843,758
________________________________________________________________________________________________________
		$112,304,621
________________________________________________________________________________________________________
Professional Services — 2.6%
________________________________________________________________________________________________________
Recruit Holdings Co., Ltd.	517,067	$20,153,345
SGS SA	2,445	7,072,584
Verisk Analytics, Inc.	60,271	9,792,229
________________________________________________________________________________________________________
		$37,018,158
________________________________________________________________________________________________________
Semiconductors & Semiconductor Equipment — 3.1%
________________________________________________________________________________________________________
ASML Holding NV	54,065	$15,172,640
Infineon Technologies AG	635,678	13,656,234
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	265,461	14,318,966
________________________________________________________________________________________________________
		$43,147,840
________________________________________________________________________________________________________
Software — 4.5%
________________________________________________________________________________________________________
Microsoft Corp.	277,366	$47,216,014
NortonLifeLock, Inc.	584,793	16,619,817
________________________________________________________________________________________________________
		$63,835,831
________________________________________________________________________________________________________
Specialty Retail — 3.3%
________________________________________________________________________________________________________
Buckle, Inc. (The)	274,005	$6,688,462
Industria de Diseno Textil SA	307,211	10,330,605
Lowe's Cos., Inc.	156,243	18,161,686
TJX Cos., Inc. (The)	202,381	11,948,574
________________________________________________________________________________________________________
		$47,129,327
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 2.5%
________________________________________________________________________________________________________
Apple, Inc.	112,052	$34,681,215
________________________________________________________________________________________________________
		$34,681,215
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 2.2%
________________________________________________________________________________________________________
adidas AG	29,085	$9,194,177
LVMH Moet Hennessy Louis Vuitton SE	33,504	14,590,058
Pandora A/S	133,426	6,886,893
________________________________________________________________________________________________________
		$30,671,128
________________________________________________________________________________________________________
Wireless Telecommunication Services — 1.0%
________________________________________________________________________________________________________
Tele2 AB, Class B	929,082	$14,017,148
________________________________________________________________________________________________________
		$14,017,148
________________________________________________________________________________________________________
Total Common Stocks (identified cost $1,368,592,749)		$1,505,461,609
________________________________________________________________________________________________________
Preferred Stocks — 6.1%
Security	Shares	Value
________________________________________________________________________________________________________
Banks — 1.6%
________________________________________________________________________________________________________
AgriBank FCB, 6.875% to 1/1/24(1)(3)	50,890	$5,534,287
CoBank ACB, Series F, 6.25% to 10/1/22(1)(3)	37,717	4,054,578
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(3)(4)	7,600	824,600
Texas Capital Bancshares, Inc., 6.50%(1)	122,563	3,306,750
Wells Fargo & Co., Series L, 7.50% (Convertible)(1)	2,938	4,540,855
Wells Fargo & Co., Series Q, 5.85% to 9/15/23(3)	144,160	3,918,269
________________________________________________________________________________________________________
		$22,179,339
________________________________________________________________________________________________________
Electric Utilities — 1.2%
________________________________________________________________________________________________________
Duke Energy Corp., Series A, 5.75%	182,700	$5,161,275
Interstate Power & Light Co., Series D, 5.10%(1)	18,904	481,296
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	60,924	1,585,851
SCE Trust III, Series H, 5.75% to 3/15/24(3)	265,000	6,598,500
Southern Co. (The), 4.95%	142,000	3,619,580
________________________________________________________________________________________________________
		$17,446,502
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 0.4%
________________________________________________________________________________________________________
SITE Centers Corp., Series A, 6.375%(1)	139,400	$3,738,708
SITE Centers Corp., Series K, 6.25%(1)	21,025	545,599
Vornado Realty Trust, Series K, 5.70%(1)	53,253	1,374,992
________________________________________________________________________________________________________
		$5,659,299
________________________________________________________________________________________________________
Food Products — 0.7%
________________________________________________________________________________________________________
Dairy Farmers of America, Inc., 7.875%(1)(4)	86,230	$8,666,115
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	18,430	1,603,410
________________________________________________________________________________________________________
		$10,269,525
________________________________________________________________________________________________________
Independent Power and Renewable Electricity Producers — 0.1%
________________________________________________________________________________________________________
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(3)	66,400	$1,915,142
________________________________________________________________________________________________________
		$1,915,142
________________________________________________________________________________________________________
Insurance — 0.2%
________________________________________________________________________________________________________
American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(3)	121,300	$3,185,338
________________________________________________________________________________________________________
		$3,185,338
________________________________________________________________________________________________________
Multi-Utilities — 0.4%
________________________________________________________________________________________________________
DTE Energy Co., Series C, 5.25%(1)	186,698	$4,800,006
________________________________________________________________________________________________________
		$4,800,006
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.7%
________________________________________________________________________________________________________
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(3)	403,475	$9,170,987
________________________________________________________________________________________________________
		$9,170,987
________________________________________________________________________________________________________
Pipelines — 0.3%
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(3)	116,000	$2,851,280
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(3)	59,950	1,510,740
________________________________________________________________________________________________________
		$4,362,020
________________________________________________________________________________________________________
Real Estate Management & Development — 0.5%
________________________________________________________________________________________________________
Brookfield Property Partners, L.P., Series A, 6.50%	102,075	$2,715,195
Brookfield Property Partners, L.P., Series A2, 6.375%	149,280	3,964,877
________________________________________________________________________________________________________
		$6,680,072
________________________________________________________________________________________________________
Total Preferred Stocks (identified cost $81,935,235)		$85,668,230
________________________________________________________________________________________________________
Corporate Bonds & Notes — 14.7%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Air Freight & Logistics — 0.2%
________________________________________________________________________________________________________
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22 (Convertible)	$3,600	$3,320,005
________________________________________________________________________________________________________
		$3,320,005
________________________________________________________________________________________________________
Automobiles — 0.4%
________________________________________________________________________________________________________
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)(5)	$5,975	$6,018,707
________________________________________________________________________________________________________
		$6,018,707
________________________________________________________________________________________________________
Banks — 7.0%
________________________________________________________________________________________________________
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (1)(3)(5)	$7,600	$8,002,914
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29 (3)(4)(5)	2,470	2,800,387
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28 (3)(4)(5)	1,160	1,302,419
Bank of America Corp., Series FF, 5.875% to 3/15/28 (1)(3)(5)	7,975	8,928,531
Barclays PLC, 7.75% to 9/15/23 (3)(5)	7,440	8,151,971
Citigroup, Inc., 5.95% to 1/30/23 (3)(5)	2,100	2,242,779
Citigroup, Inc., Series M, 6.30% to 5/15/24 (1)(3)(5)	6,675	7,251,086
Credit Suisse Group AG, 7.50% to 7/17/23 (3)(4)(5)	5,917	6,523,759
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28 (3)(4)(5)	3,200	3,418,848
HSBC Holdings PLC, 6.375% to 9/17/24 (3)(5)	5,960	6,478,192
ING Groep NV, 6.50% to 4/16/25 (3)(5)	3,100	3,425,345
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24 (1)(3)(5)	14,204	15,682,707
Lloyds Banking Group PLC, 7.50% to 6/27/24 (1)(3)(5)	6,125	6,874,853
Macquarie Bank, Ltd., 6.125% to 3/8/27 (3)(4)(5)	894	950,622
Nordea Bank Abp, 6.125% to 9/23/24 (3)(4)(5)	3,715	4,014,782
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (1)(3)(5)	5,035	5,884,178
Societe Generale SA, 6.75% to 4/6/28 (1)(3)(4)(5)	4,335	4,874,989
Zions Bancorp NA, 5.80% to 6/15/23 (1)(3)(5)	1,501	1,559,899
________________________________________________________________________________________________________
		$98,368,261
________________________________________________________________________________________________________
Capital Markets — 1.5%
________________________________________________________________________________________________________
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(3)	$3,010	$3,226,043
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (1)(3)(5)	8,550	9,005,843
UBS Group AG, 6.875% to 8/7/25 (1)(3)(5)(6)	7,463	8,384,210
________________________________________________________________________________________________________
		$20,616,096
________________________________________________________________________________________________________
Diversified Financial Services — 0.8%
________________________________________________________________________________________________________
Alpha Holding SA de CV, 9.00%, 2/10/25(4)	$3,235	$3,247,131
Alpha Holding SA de CV, 10.00%, 12/19/22(4)	470	493,059
Discover Financial Services, Series C, 5.50% to 10/30/27 (3)(5)	4,000	4,248,260
Textron Financial Corp., 3.645%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(7)	1,719	1,403,908
Unifin Financiera SAB de CV, 7.375%, 2/12/26(4)	1,325	1,397,673
________________________________________________________________________________________________________
		$10,790,031
________________________________________________________________________________________________________
Electric Utilities — 1.0%
________________________________________________________________________________________________________
AES Gener SA, 7.125% to 4/7/24, 3/26/79(3)(4)	$3,385	$3,627,837
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	3,025	3,484,633
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(3)	3,502	3,924,513
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(3)	2,469	2,586,724
________________________________________________________________________________________________________
		$13,623,707
________________________________________________________________________________________________________
Food Products — 0.7%
________________________________________________________________________________________________________
Land O' Lakes, Inc., 8.00% (1)(4)(5)	$9,541	$9,636,410
________________________________________________________________________________________________________
		$9,636,410
________________________________________________________________________________________________________
Gas Utilities — 0.4%
________________________________________________________________________________________________________
NiSource, Inc., 5.65% to 6/15/23 (3)(5)	$4,965	$5,190,858
________________________________________________________________________________________________________
		$5,190,858
________________________________________________________________________________________________________
Multi-Utilities — 0.6%
________________________________________________________________________________________________________
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23 (3)(5)	$6,450	$6,873,733
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(3)	873	951,976
________________________________________________________________________________________________________
		$7,825,709
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 1.7%
________________________________________________________________________________________________________
DCP Midstream, L.P., Series A, 7.375% to 12/15/22 (3)(5)	$6,375	$6,035,499
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22 (3)(5)	7,971	5,587,153
EQT Corp., 6.125%, 2/1/25	1,075	978,507
Gran Tierra Energy, Inc., 7.75%, 5/23/27(4)	3,675	3,580,011
Odebrecht Oil & Gas Finance, Ltd., 0.00% (1)(4)(5)	6,981	69,807
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22 (1)(3)(5)	8,080	7,498,604
________________________________________________________________________________________________________
		$23,749,581
________________________________________________________________________________________________________
Pharmaceuticals — 0.2%
________________________________________________________________________________________________________
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24	$3,195	$3,257,574
________________________________________________________________________________________________________
		$3,257,574
________________________________________________________________________________________________________
Pipelines — 0.2%
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(3)(5)	$3,692	$3,513,843
________________________________________________________________________________________________________
		$3,513,843
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $199,480,604)		$205,910,782
________________________________________________________________________________________________________
Exchange-Traded Funds — 1.9%
Security	Shares	Value
________________________________________________________________________________________________________
Equity Funds — 1.9%
________________________________________________________________________________________________________
First Trust Preferred Securities and Income ETF(1)	1,342,455	$27,157,865
________________________________________________________________________________________________________
Total Exchange-Traded Funds (identified cost $26,791,291)		$27,157,865
________________________________________________________________________________________________________
Short-Term Investments — 0.1%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(8)	711,414	$711,485
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $711,485)		$711,485
________________________________________________________________________________________________________
Total Investments — 129.8% (identified cost $1,677,511,364)		$1,824,909,971
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (29.8)%		$(418,438,176)
________________________________________________________________________________________________________
Net Assets — 100.0%		$1,406,471,795
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)		Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.
(2)		Non-income producing security.
(3)		Security converts to variable rate after the indicated fixed-rate coupon period.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $58,435,767 or 4.2% of the Fund's net assets.

(5)		Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $8,384,210 or 0.6% of the Fund's net assets.

(7)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	48.2%	$879,008,138
United Kingdom	9.0	164,862,128
Switzerland	6.0	109,621,693
Japan	5.8	105,348,285
Sweden	4.9	90,153,902
Spain	3.5	63,846,798
France	3.4	62,735,103
Germany	3.3	60,966,406
Finland	2.4	44,320,173
Denmark	2.4	43,577,970
Canada	1.7	30,934,688
Netherlands	1.4	26,011,893
Italy	1.1	20,270,310
Australia	1.1	19,842,291
Taiwan	0.8	14,318,966
Belgium	0.8	13,830,445
Hong Kong	0.7	12,784,938
China	0.6	10,553,883
Mexico	0.5	9,240,669
Norway	0.3	5,342,166
Chile	0.2	3,627,837
Israel	0.2	3,257,574
Ireland	0.2	3,226,043
Brazil	0.0 (1)	69,807
Exchange-Traded Funds	1.5	27,157,865
Total Investments	100.0%	$1,824,909,971
(1)	Amount is less than 0.05%.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty		Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
USD	2,127,131	EUR	1,918,031	State Street Bank and Trust Company		2/28/20	$—	$(3,184)
___________________________________________________________________________________________________________
							$—	$(3,184)
___________________________________________________________________________________________________________
Futures Contracts
Description				Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Equity Futures
E-mini S&P 500 Index				840	Long	3/20/20	$135,408,000	$(2,012,155)
Nikkei 225 Index				91	Long	3/12/20	19,060,061	(98,140)
STOXX Europe 600 Banks Index				4,706	Short	3/20/20	(35,255,608)	(15,005)
STOXX Europe 600 Index				5,319	Short	3/20/20	(120,605,758)	2,490,583
___________________________________________________________________________________________________________
								$365,283
___________________________________________________________________________________________________________
Abbreviations:
ADR	-	American Depositary Receipt
EUR	-	Euro
LIBOR	-	London Interbank Offered Rate
USD	-	United States Dollar

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: The Fund engaged in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

At January 31, 2020, the value of the Fund's investment in affiliated funds was $711,485, which represents 0.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$10,412,076	$$122,846,396	$(132,544,852)	$(2,135)	$0	$711,485	$44,883	711,414

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Communication Services	$88,226,529	$43,998,889	$—	$132,225,418
Consumer Discretionary	78,642,368	83,938,335	—	162,580,703
Consumer Staples	26,744,275	59,914,762	—	86,659,037
Energy	55,954,552	—	—	55,954,552
Financials	98,127,398	161,987,318	—	260,114,716
Health Care	92,426,671	110,601,730	—	203,028,401
Industrials	83,271,429	166,237,568	—	249,508,997
Information Technology	135,818,930	74,572,027	—	210,390,957
Materials	—	48,939,699	—	48,939,699
Real Estate	25,702,687	—	—	25,702,687
Utilities	30,044,201	40,312,241	—	70,356,442
________________________________________________________________________________________________________
Total Common Stocks	$714,959,040	$790,502,569*	$—	$1,505,461,609
________________________________________________________________________________________________________
Preferred Stocks
Consumer Staples	$—	$10,269,525	$—	$10,269,525
Energy	13,533,007	—	—	13,533,007
Financials	14,951,212	10,413,465	—	25,364,677
Real Estate	12,339,371	—	—	12,339,371
Utilities	22,246,508	1,915,142	—	24,161,650
________________________________________________________________________________________________________
Total Preferred Stocks	$63,070,098	$22,598,132	$—	$85,668,230
________________________________________________________________________________________________________
Corporate Bonds & Notes	$—	$205,910,782	$—	$205,910,782
Exchange-Traded Funds	27,157,865	—	—	27,157,865
Short-Term Investments	—	711,485	—	711,485
________________________________________________________________________________________________________
Total Investments	$805,187,003	$1,019,722,968	$—	$1,824,909,971
________________________________________________________________________________________________________
Futures Contracts	$2,490,583	$—	$—	$2,490,583
________________________________________________________________________________________________________
Total	$807,677,586	$1,019,722,968	$—	$1,827,400,554
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(3,184)	$—	$(3,184)
Futures Contracts	(2,027,160)	(98,140)	—	(2,125,300)
________________________________________________________________________________________________________
Total	$(2,027,160)	$(101,324)	$—	$(2,128,484)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.